SHARE CAPITAL	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
SHARE CAPITAL [Text Block]

11. SHARE CAPITAL

Authorized and issued

The Company is authorized to issue an unlimited number of common shares, no par value. On June 9, 2023, the Company consolidated its issued and outstanding common shares based on one new common share of the Company for every twenty existing common shares of the Company. All common shares and per share amounts have been restated to give retroactive effect to the share consolidation.

The Company had the following significant common share transactions:

Three months ended March 31, 2024

OTHER ISSUANCES

On March 8, 2024, the Company entered into a settlement agreement with a third party pursuant to which the Company issued 50,000 common shares of the Company, valued at $0.1 million, to a third party to settle outstanding amounts owed.

See Note 18 for subsequent issuance of shares.

15. SHARE CAPITAL

Authorized and issued

The Company is authorized to issue an unlimited number of common shares, no par value. On June 9, 2023, the Company consolidated its issued and outstanding common shares based on one new common share of the Company for every twenty existing common shares of the Company. All common shares and per share amounts have been restated to give retroactive effect to the share consolidation. See discussion below.

The Company had the following significant common share transactions:

Year ended December 31, 2023

SEPTEMBER 2023 UNIT OFFERING

On September 21, 2023, the Company closed a registered direct offering of 1,369,000 units of the Company at a price of $2.00 per unit for gross proceeds of $2.7 million. Each unit is comprised of one common share of the Company and one common share purchase warrant (1,369,000 total warrants) to purchase one additional common share at an exercise price of $2.50 per warrant share through March 21, 2029. Additionally, the Company amended the exercise price with respect to 61,250 and 624,995 warrants that were previously issued in the November 2021 and December 2022 offerings, respectively, from $8.00 per share to $2.50 per share and recorded a $0.2 million gain on these warrant modifications. There was no increase to the value of the additional paid-in capital as it was offset by a corresponding increase to unit issuance costs. The Company paid $0.3 million in issuance costs relating to the September 2023 unit offering, as well as 54,760 warrants with a fair value of $0.1 million, with an exercise price of $2.39 per share through September 21, 2028, issued to the placement agent. See Note 17.

REVERSE STOCK SPLIT

On June 7, 2023, the Company filed an amendment to its Articles of Incorporation (the "Reverse Stock Split Articles Amendment") with the Ontario Ministry of Public and Business Service Delivery to effect a reverse stock split of the Company's common shares, no par value per share (the "common shares"), at a ratio of 1-for-20, which became effective at 12:00:01 a.m. Eastern Time on June 9, 2023 (the "Reverse Stock Split").

Upon the effectiveness of the Reverse Stock Split, every twenty shares of the issued and outstanding common shares were automatically combined and reclassified into one issued and outstanding common share. The Reverse Stock Split did not affect any shareholder's ownership percentage of the common shares, alter the par value of the common shares or modify any voting rights or other terms of the common shares. The number of authorized shares of common shares under the Company's Articles remained unchanged. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional interest as a result of the Reverse Stock Split was rounded down to the nearest whole common share.

All common shares and per share amounts have been restated to give retroactive effect to the share consolidation.

OTHER ISSUANCES

On January 31, 2023, the Company entered into a settlement agreement with a third party pursuant to which the Company issued 16,250 common shares of the Company, valued at $0.1 million, to a third party to settle a legal dispute that arose in April 2019. See Note 16.

On April 12, 2023, Luis Merchan tendered his resignation as both Chairman of the Board of Directors of the Company and as its Chief Executive Officer. On this date, the Company entered into a separation agreement with Mr. Merchan, pursuant to which the Company issued 80,000 common shares of the Company, valued at $0.4 million, on April 26, 2023, and 30,000 common shares of the Company, valued at $0.1 million, on May 14, 2023 to Mr. Merchan.

Year ended December 31, 2022

DECEMBER 2022 PAYMENT TO FGH OWNERS

As discussed in Note 10, the Company issued 2,176,297 common shares of the Company valued at $9.8 million, inclusive of a 7.5% fair value discount for the required three-month holding period of the shares, to the prior owners of FGH as part of the Company's acquisition of FGH on December 23, 2022.

DECEMBER 2022 UNIT OFFERING

On December 8, 2022, the Company closed a registered direct offering of 625,000 units of the Company at a price of $8.00 per unit for gross proceeds of $5.0 million. Each unit is comprised of one common share of the Company and one common share purchase warrant (625,000 total warrants) to purchase one additional common share at an exercise price of $8.00 per warrant share through December 8, 2027. Additionally, the Company amended the exercise price with respect to 66,250 warrants that were previously issued in the November 2021 offering (see Note 17) from $75.00 per share to $8.00 per share with no increase to the value of additional paid-in capital as it was offset by a corresponding increase to issuance costs. The Company paid $0.4 million in issuance costs relating to the December 2022 unit offering, as well as 25,000 warrants issued to the placement agent as discussed in Note 17.

FEBRUARY 2022 PAYMENT TO JUSTCBD OWNERS

As discussed in Note 10, the Company issued 475,000 common shares of the Company valued at $14.7 million, inclusive of a 15% fair value discount for the required six-month holding period of the shares, to the prior owners of JustCBD as part of the Company's acquisition of JustCBD on February 25, 2022.

ACQUISITION OF NONCONTROLLING INTERESTS

On January 18, 2022, the Company issued 5,000 common shares of the Company valued at $0.2 million to acquire the remaining 13% of the outstanding equity interests in Flora Beauty LLC from its minority shareholders. In addition to the common shares, the Company granted a stock option, exercisable for up to 2,500 common shares of the Company at an exercise price of $34.00 per share that expire five years from the date of the grant. The Company dissolved Flora Beauty LLC during the year ended December 31, 2023. See Note 2.

On January 31, 2022, the Company issued 1,514 common shares of the Company valued at $0.1 million to complete its acquisition of Flora Med S.A.S. by acquiring the remaining 10% of the equity interests in Flora Med S.A.S. from its minority shareholders. The Company sold Flora Med S.A.S. during the year ended December 31, 2023. See Note 2.

OTHER ISSUANCES

In January 2022, the Company amended an agreement with a consultant pursuant to which the Company issued 5,555 common shares of the Company valued at $0.2 million and a stock option, exercisable for up to 4,166 common shares of the Company at an exercise price of $45.00 per share that expire five years from the date of the grant.

On April 5, 2022, the Company issued 35,000 common shares of the Company valued at $1.3 million as part of a settlement agreement with Boustead Securities, LLC ("Boustead") to resolve certain disputes arising under a prior underwriting agreement and engagement letter. In addition to the common shares, the Company paid Boustead $0.4 million.

SHARE REPURCHASE

The Company repurchased 18,411 common shares for $0.3 million during the year ended December 31, 2022.

Any future repurchases will depend on factors such as market conditions, share price and other opportunities to invest capital for growth. From time to time when management does not possess material nonpublic information about the Company or its securities, the Company may enter a pre-defined plan with a broker to allow for the repurchase of shares at times when the Company ordinarily would not be active in the market due to internal trading blackout periods, insider trading rules or otherwise. Any such plans entered with our broker will be adopted in accordance with applicable securities laws such as the requirements of Rule 10b5-1 under the U.S. Securities Exchange Act of 1934, as amended.

TruHC Pharma GmbH [Member]
Class of Stock [Line Items]
SHARE CAPITAL [Text Block]
12.  SHARE CAPITAL

Authorized and issued

The Company is authorized to issue an unlimited number of common shares, no par value.

On incorporation, the Company issued 25,000 shares to TruHC Holding GmbH at a par value of €1.00 per share. As at March 31, 2024, nil (December 31, 2022 - €12,500) remains receivable as been netted against the share capital balance.

13.  SHARE CAPITAL

Authorized and issued

The Company is authorized to issue an unlimited number of common shares, no par value.

On incorporation, the Company issued 25,000 shares to TruHC Holding GmbH at a par value of €1.00 per share. As at December 31, 2023, €12,500 (December 31, 2022 - €12,500) remains receivable as been netted against the share capital balance.